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                 Atlas Insurance Trust & Atlas Securities, Inc.
                                794 Davis Street
                       San Leandro, California 94577-6900
                                  800.933.2852

Joseph M. O'Donnell                                         1933 Act Rule 497(j)
Direct Dial: 510.297.7424                           1933 Act File No.: 333-20899
                                                         1940 Act No.: 811-08041

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

RE:      Atlas Insurance Trust (the "Trust")
         File Nos. 333-20899 and 811-08041

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Trust do not differ from that contained in Post-Effective Amendment No. 6 (the "Amendment") to the Trust's Registration Statement on Form N-1A which was filed electronically on April 30, 2002.

Should you have any questions regarding this filing, please contact the undersigned at (510) 297-7424 or feel free to email me at:
jodonnell878@worldsavings.com.

Very truly yours,

/s/Joseph M. O'Donnell

Vice President and Chief Legal Counsel
Atlas Insurance Trust
Atlas Securities, Inc.